CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jan. 31, 2021	Jan. 31, 2020	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Total Current Assets				$ 2,493,734	$ 3,968,164	$ 2,540,940
TOTAL ASSETS				699,511,963	700,925,360	697,836,358
Current liabilities:
Total Current Liabilities				3,976,699	3,835,144	257,466
Commitments and contingencies
Shareholders' equity (deficit):
Additional paid-in capital				50,398,148	92,138,533	19,680,076
Retained Earnings (Accumulated Deficit)				(45,400,976)	(87,141,777)	(14,682,592)
Total Stockholders' Equity				5,000,006	5,000,010	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY				699,511,963	700,925,360	697,836,358
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Current assets:
Cash and cash equivalents	$ 71,479,000	$ 18,799,000	$ 105,004,000
Restricted cash	2,964,000	15,005,000	2,656,000
Accounts receivable, less reserves of approximately $322 and $294 as of April 30, 2021 and January 31, 2021, respectively	179,784,000	193,024,000	92,792,000
Prepaid expenses and other current assets	30,326,000	36,422,000	31,825,000
Total Current Assets	284,553,000	263,250,000	232,277,000
Property and equipment, net	13,780,000	17,902,000	11,798,000
Goodwill	495,004,000	1,253,822,000	494,942,000
Intangible assets, net	728,633,000	434,985,000	694,930,000
Right of use assets	15,131,000		14,654,000
Other assets	8,636,000	16,306,000	9,505,000
TOTAL ASSETS	1,545,737,000	1,986,265,000	1,458,106,000
Current liabilities:
Current maturities of long-term debt	5,200,000	981,998,000	6,500,000
Borrowings under accounts receivable facility	17,022,000	84,786,000	14,190,000
Accounts payable	7,425,000	14,947,000	9,898,000
Accrued compensation	36,375,000	24,576,000	22,941,000
Accrued expenses and other current liabilities	23,125,000	29,267,000	18,285,000
Lease liabilities	4,740,000		4,690,000
Deferred revenue	257,549,000	307,383,000	234,069,000
Total Current Liabilities	351,436,000	4,699,027,000	310,573,000
Long-term debt	510,236,000		507,927,000
Deferred tax liabilities	81,008,000		77,662,000
Long term lease liabilities	13,155,000		12,370,000
Deferred revenue - non-current	3,035,000	3,787,000	1,848,000
Other long-term liabilities	6,898,000	7,572,000	5,390,000
Total long-term liabilities	614,332,000	48,982,000	605,197,000
Commitments and contingencies
Shareholders' equity (deficit):
Common stock value	40,000	138,000	40,000
Additional paid-in capital	674,333,000	83,000	674,333,000
Retained Earnings (Accumulated Deficit)	(93,722,000)	(2,761,499,000)	(131,127,000)
Accumulated other comprehensive loss	(682,000)	(466,000)	(910,000)
Total Stockholders' Equity	579,969,000	(2,761,744,000)	542,336,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,545,737,000	$ 1,986,265,000	$ 1,458,106,000
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor
Class A Common Stock [Member]
Shareholders' equity (deficit):
Common stock value				1,109	1,529	797
Total Stockholders' Equity				1,109	1,529	797
Class B Common Stock [Member]
Shareholders' equity (deficit):
Common stock value				1,725	1,725	1,725
Total Stockholders' Equity				$ 1,725	$ 1,725	$ 1,725